Share based payments - Overview (Details)		6 Months Ended		12 Months Ended
	Jun. 28, 2019 EUR (€) Y	Jun. 30, 2019 EUR (€) EquityInstruments Y	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EquityInstruments EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments		423,487
Average fair value of options		€ 67.35
Share price		123.20
Exercise price		€ 113.49
Expected volatility		45.30%
Average expected option life (in years) | Y		10.00
Riskfree interest rate		0.07%
Time period for beneficiaries to choose contractual term (in days)	60 years
Total share based payment expense		€ 17,200,000	€ 8,800,000
Outstanding stock options		3,527,005		3,536,651
Options expired | EquityInstruments		0		0
Exercised		365,316		319,671
Forfeited		67,817		46,369
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.33%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.04%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 28,500,000
Average expected option life (in years) | Y	10
Vesting percentage	100.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 26,300,000
Average expected option life (in years) | Y	5
Vesting percentage	100.00%